Equity - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended		9 Months Ended
	Mar. 31, 2021 USD ($) $ / shares $ / shares shares	Mar. 31, 2021 AUD ($) $ / shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($) shares $ / shares	Mar. 31, 2021 $ / shares shares
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares | $			$ 209	$ 105,584
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Ratio of issuance of warrants to ordinary shares	25.00%	25.00%
Number of warrants	15,027,327			15,027,327	15,027,327
Warrant exercise price per share | (per share)	$ 2.88			$ 2.88	$ 2.88
Warrant exercise term	7 years	7 years
Warrants | Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share price for right exercise of the warrants	4.32	4.32		43,200,000
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of shares	$ 110,000	$ 138.0
Fully-paid ordinary shares	60,109,290			60,109,290	60,109,290
Par value per share | (per share)	$ 2.30			$ 2.30	$ 2.30